                           SPDR(R) INDEX SHARES FUNDS
                                  (THE "TRUST")

                         SUPPLEMENT DATED MARCH 25, 2009
                                     TO THE
                                   PROSPECTUS
                             DATED JANUARY 31, 2009

Certain series of the Trust, as set forth in the table below (each, a "Fund"), currently seek to track a Dow Jones Wilshire Index (each, a "Current Index"). The Trust has recently been informed that each Current Index will be discontinued effective April 1, 2009 ("Effective Date") and replaced with a successor Dow Jones Index (each, a "Successor Index"). Accordingly, on the Effective Date, each Fund will track the applicable Successor Index and will change its name to correspond with the Successor Index, as set forth in the table below. Each Successor Index currently has an identical methodology to the corresponding Current Index and takes the identical form and format to such Current Index, including index ticker symbol. Applicable references to "Wilshire Associates" and "Wilshire" and associated information are hereby deleted on the Effective Date.

------------------------------------------------------------------------------------------
  CURRENT FUND NAME        NEW FUND NAME          CURRENT INDEX         SUCCESSOR INDEX
------------------------------------------------------------------------------------------
SPDR(R) DJ Wilshire    SPDR(R) Dow Jones      Dow Jones Wilshire     Dow Jones Global ex-
International Real     International Real     Ex-US  Real Estate     U.S. Select Real
Estate ETF             Estate ETF             Securities Index       Estate Securities
                                                                     Index
------------------------------------------------------------------------------------------
SPDR(R) DJ Wilshire    SPDR(R) Dow Jones      Dow Jones Wilshire     Dow Jones Global
Global Real Estate     Global Real Estate     Global Real Estate     Select Real Estate
ETF                    ETF                    Securities Index       Securities Index
------------------------------------------------------------------------------------------


               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

STISSUPP1

                           SPDR(R) INDEX SHARES FUNDS
                                  (THE "TRUST")

                         SUPPLEMENT DATED MARCH 25, 2009
                                     TO THE
                       STATEMENT OF ADDITIONAL INFORMATION
                             DATED JANUARY 31, 2009

Certain series of the Trust, as set forth in the table below (each, a "Fund"), currently seek to track a Dow Jones Wilshire Index (each, a "Current Index"). The Trust has recently been informed that each Current Index will be discontinued effective April 1, 2009 ("Effective Date") and replaced with a successor Dow Jones Index (each, a "Successor Index"). Accordingly, on the Effective Date, each Fund will track the applicable Successor Index and will change its name to correspond with the Successor Index, as set forth in the table below. Each Successor Index currently has an identical methodology to the corresponding Current Index and takes the identical form and format to such Current Index, including index ticker symbol. Applicable references to "Wilshire Associates" and "Wilshire" and associated information are hereby deleted on the Effective Date.

 CURRENT FUND NAME         NEW FUND NAME              CURRENT INDEX              SUCCESSOR INDEX
-------------------   ------------------------   -----------------------   ----------------------------
SPDR(R) DJ Wilshire   SPDR(R) Dow Jones          Dow Jones Wilshire        Dow Jones Global ex-U.S.
International         International Real         Ex-US  Real Estate        Select Real  Estate
Real Estate ETF       Estate ETF                 Securities Index          Securities Index

SPDR(R) DJ Wilshire   SPDR(R) Dow Jones Global   Dow Jones Wilshire        Dow Jones Global Select Real
Global Real Estate    Real Estate ETF            Global Real Estate        Estate Securities Index
ETF                                              Securities Index

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE